Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 316,353	$ 287,307
Accumulated depreciation	(163,654)	(217,623)
Property, plant and equipment, net of accumulated depreciation	152,699	69,684
Motor Vehicle [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	232,897	204,587
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	17,499	17,345
Computer equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	22,867	22,665
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 43,090	$ 42,710